Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 6,340,760	R$ 215,392
Weighted average number of shares during the period (except treasury shares) – in thousands	1,239,071	1,285,502
Average number of potential shares (stock options) - in thousands	3,171	664
Weighted average number of shares (diluted) – in thousands	1,242,242	1,286,166
Diluted earnings per common share – R$	R$ 5.10429	R$ 0.16747